Annual Total Returns - Defense and Aerospace Portfolio [BarChart] - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-16 - Defense and Aerospace Portfolio - Defense and Aerospace Portfolio-Default
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	13.51%
Annual Return 2013	48.14%
Annual Return 2014	2.92%
Annual Return 2015	3.60%
Annual Return 2016	17.89%
Annual Return 2017	34.21%
Annual Return 2018	(6.74%)
Annual Return 2019	33.74%
Annual Return 2020	(7.97%)
Annual Return 2021	4.88%